Cover	Jan. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2024
Entity File Number	000-27407
Entity Registrant Name	BITECH TECHNOLOGIES CORPORATION
Entity Central Index Key	0001066764
Entity Tax Identification Number	93-3419812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	895 Dove Street
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(702)
Local Phone Number	479-3016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false